UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):         [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alden Global Capital Limited
           ---------------------------------------------------------
Address:   885 Third Avenue, 34th Floor
           ---------------------------------------------------------
           New York, New York 10022
           ---------------------------------------------------------


Form 13F File Number: 028-14287
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:      David Zales
           ------------------------------------------------------------
Title:     General Counsel
           ------------------------------------------------------------
Phone:     212.888.7219
           ------------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Zales                 New York, New York              June 13, 2011
--------------------------  ---------------------------------  -------------
      [Signature]                 [City, State]                   [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      887,634
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
99 CENTS ONLY STORES         COM              65440K106    15,739    803,000 SH       SOLE                   803,000
A H BELO CORP                COM CL A         001282102     4,026    481,593 SH       SOLE                   481,593
BANK OF AMERICA CORPORATION  COM              060505104    53,320  4,000,000 SH       SOLE                 4,000,000
BON-TON STORES INC           COM              09776J101       473     30,501 SH       SOLE                    30,501
BUILD A BEAR WORKSHOP        COM              120076104     4,164    688,322 SH       SOLE                   688,322
CHARMING SHOPPES INC         COM              161133103     5,152  1,209,500 SH       SOLE                 1,209,500
CHICOS FAS INC               COM              168615102     6,275    421,400 SH       SOLE                   421,400
CHRISTOPHER & BANKS CORP     COM              171046105     2,423    373,965 SH       SOLE                   373,965
CITI TRENDS INC              COM              17306X102     4,931    221,200 SH       SOLE                   221,200
CITIGROUP INC                COM              172967101   107,154 24,243,000 SH       SOLE                24,243,000
COLDWATER CREEK INC          COM              193068103       874    331,100 SH       SOLE                   331,100
CUMULUS MEDIA INC            CL A             231082108       687    158,287 SH       SOLE                   158,287
DEX ONE CORP                 COM              25212W100     5,874  1,213,553 SH       SOLE                 1,213,553
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202    19,185  1,162,737 SH       SOLE                 1,162,737
ENTERCOM COMMUNICATIONS CORP CL A             293639100     9,754    885,162 SH       SOLE                   885,162
FIFTH THIRD BANCORP          COM              316773100    13,885  1,000,000 SH       SOLE                 1,000,000
FINISH LINE INC              CL A             317923100    25,855  1,302,500 SH       SOLE                 1,302,500
FORD MTR CO DEL              *W EXP 01/01/201 345370134   150,404 23,574,300 SH       SOLE                23,574,300
GANNETT INC                  COM              364730101   142,998  9,389,262 SH       SOLE                 9,389,262
HAWAIIAN HOLDINGS INC        COM              419879101     6,611  1,100,000 SH       SOLE                 1,100,000
HOT TOPIC INC                COM              441339108     6,458  1,134,400 SH       SOLE                 1,134,400
ISTAR FINL INC               COM              45031U101    37,297  4,062,842 SH       SOLE                 4,062,842
JOURNAL COMMUNICATIONS INC   CL A             481130102     1,885    314,158 SH       SOLE                   314,158
LIN TV CORP                  CL A             532774106     4,367    736,374 SH       SOLE                   736,374
MCCLATCHY CO                 CL A             579489105     4,420  1,300,000 SH       SOLE                 1,300,000
MEDIA GEN INC                CL A             584404107     1,195    173,700 SH       SOLE                   173,700
NEXSTAR BROADCASTING GROUP I CL A             65336K103     6,459    744,943 SH       SOLE                   744,943
PRIMEDIA INC                 COM NEW          74157K846     9,740  2,000,000 SH       SOLE                 2,000,000
RADIO ONE INC                CL D NON VTG     75040P405        66     33,994 SH       SOLE                    33,994
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713    32,657  1,666,181 SH       SOLE                 1,666,181
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739     7,610    434,594 SH       SOLE                   434,594
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747     2,440    147,889 SH       SOLE                   147,889
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754    18,200  1,014,496 SH       SOLE                 1,014,496
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762     3,946    235,434 SH       SOLE                   235,434
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770     4,810    282,770 SH       SOLE                   282,770
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796     6,203    360,456 SH       SOLE                   360,456
SALEM COMMUNICATIONS CORP DE CL A             794093104     2,547    679,250 SH       SOLE                   679,250
SINCLAIR BROADCAST GROUP INC CL A             829226109    15,675  1,250,000 SH       SOLE                 1,250,000
STEIN MART INC               COM              858375108     7,247    715,544 SH       SOLE                   715,544
VISTEON CORP                 COM NEW          92839U206    12,207    195,337 SH       SOLE                   195,337
WELLS FARGO & CO NEW         COM              949746101    98,460  3,105,000 SH       SOLE                 3,105,000
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119    15,163  1,341,900 SH       SOLE                 1,341,900
WET SEAL INC                 CL A             961840105     3,607    842,800 SH       SOLE                   842,800
YRC WORLDWIDE INC            COM NEW          984249300     1,857  1,067,279 SH       SOLE                 1,067,279
YRC WORLDWIDE INC            COM NEW          984249300     3,334  1,916,300 SH  PUT  SOLE                 1,916,300
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